Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative [Line Items]
Realized and unrealized gains (losses) on derivatives classified as cash flow hedges recorded in other comprehensive income (loss)		$ (189)	$ (51)
Fair value of derivatives under collateral agreements in a net liability position		1,500
Collateral posted by company netted against net liability position		1,300
Net Investment Hedging [Member]
Derivative [Line Items]
Non-derivative debt instruments designated as net investment hedges		$ 1,400	$ 1,300
Scenario, Forecast [Member]
Derivative [Line Items]
Estimated gain to be reclassified from other comprehensive income (loss) into earnings	$ (41)